FINANCIAL RISK MANAGEMENT - Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	S/ 212,961,084	S/ 201,306,222
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	157,710,225	154,246,748
Derivative financial liabilities
Contractual amounts receivable (Inflows)	4,821,700	6,682,203
Contractual amounts payable (outflows)	3,932,898	4,933,898
Total liabilities	888,802	1,748,305
Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	118,029,083	109,045,074
Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	16,367,464	23,411,112
Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	214,657	306,533
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	493,700	362,310
Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	16,802,657	17,056,705
Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,031,631
Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	4,771,033	4,065,014
Up to one month [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	35,352,840	29,543,745
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	40,755,817	36,011,933
Derivative financial liabilities
Contractual amounts receivable (Inflows)	921,774	1,537,102
Contractual amounts payable (outflows)	501,611	556,987
Total liabilities	420,163	980,115
Up to one month [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	33,056,293	30,659,602
Up to one month [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,880,781	2,920,477
Up to one month [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	45,702	9,087
Up to one month [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	493,700	362,310
Up to one month [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	549,434	71,272
Up to one month [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,857
Up to one month [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,719,050	1,989,185
One to three months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	22,105,919	26,446,311
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	13,278,945	15,469,550
Derivative financial liabilities
Contractual amounts receivable (Inflows)	722,448	1,267,858
Contractual amounts payable (outflows)	435,484	274,168
Total liabilities	286,964	993,690
One to three months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,879,383	10,717,381
One to three months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,810,265	3,995,758
One to three months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	132,581	290,214
One to three months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to three months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	149,009	133,642
One to three months [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	21,751
One to three months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	285,956	332,555
Three to twelve months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	49,635,736	42,823,710
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	25,734,617	28,566,865
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,244,120	1,155,340
Contractual amounts payable (outflows)	787,985	1,116,070
Total liabilities	456,135	39,270
Three to twelve months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	22,008,052	20,100,704
Three to twelve months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,118,503	4,976,816
Three to twelve months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	25,590	5,088
Three to twelve months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Three to twelve months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,138,869	3,062,572
Three to twelve months [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	96,013
Three to twelve months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	347,590	421,685
One to five years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	63,189,798	65,551,209
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	56,117,910	56,867,332
Derivative financial liabilities
Contractual amounts receivable (Inflows)	966,488	1,663,518
Contractual amounts payable (outflows)	1,224,424	1,882,494
Total liabilities	(257,936)	(218,976)
One to five years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	42,265,306	38,903,924
One to five years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,933,857	4,639,124
One to five years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,784	2,144
One to five years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to five years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	11,255,465	13,316,127
One to five years [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	434,797
One to five years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	217,701	6,013
Later than 5 years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	42,676,791	36,941,247
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	21,822,936	17,331,068
Derivative financial liabilities
Contractual amounts receivable (Inflows)	966,870	1,058,385
Contractual amounts payable (outflows)	983,394	1,104,179
Total liabilities	(16,524)	(45,794)
Later than 5 years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	9,820,049	8,663,463
Later than 5 years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	7,624,058	6,878,937
Later than 5 years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,709,880	473,092
Later than 5 years [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	468,213
Later than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	S/ 1,200,736	S/ 1,315,576